LEASE (Tables)	12 Months Ended
Dec. 31, 2024
LEASE
Summary of supplemental cash flow information related to operating leases

	For the years ended
	December 31,
	2024	2023	2022
Cash payments for operating leases	$533,803	$326,125	$515,147
Right-of-use assets obtained in exchange for operating lease liabilities	—	19,701	907,952

Schedule of maturity of operating lease payments

Operating
leases
2025	$263,577
2026	114,856
2027	29,440
Total future lease payments	$407,873
Less: imputed interest	(6,874)
Total lease liabilities	$400,999
Less: Long term portions	(136,683)
Lease liabilities – current portions	$264,316